Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Akari Therapeutics Plc
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001541157
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2